UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/27/2005
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $147,016 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                         Title       CUSIP      Value     Shares      Invsmnt   Discret Other     Voting Authority
                                     Of Class                (x1000)                 Sole     Shared  Mgrs     Sole  Shared  None

AMBAC Fin'l Grp                         COM      023139108    1,236     17,155                                17,155
BP Amoco                           SPONSORED ADR 055622104      304      4,297                                 4,297
Berkshire Hathaway In. CL B            CL B      084670207    2,283        836                                   836
Blackrock Inc-Cl A                     CL A      09247X101    5,826     65,744                                65,744
Blackrock Limited Term Duration In    COM SHS    09249W101      567     31,110                                31,110
Boeing                                  COM      097023105      217      3,200                                 3,200
Bright Horizons Family Solutions        COM      109195107    2,827     73,630                                73,630
Burlington Resources                    COM      122014103    3,168     38,959                                38,959
CACI International Inc                 CL A      127190304    1,690     27,881                                27,881
Checkfree Corporation                   COM      162813109    2,931     77,500                                77,500
ChevronTexaco Corp                      COM      166764100      209      3,228                                 3,228
Chicago Mercantile Exchange             CLA      167760107    4,969     14,732                                14,732
Choicepoint                             COM      170388102    2,551     59,090                                59,090
Clarcor Inc                             COM      179895107    1,497     52,124                                52,124
Courier                                 COM      222660102      661     17,681                                17,681
Dentsply Intl Inc                       COM      249030107    5,043     93,363                                93,363
Diagnostic Products Corp                COM      252450101    1,560     29,594                                29,594
Dionex Corp                             COM      254546104      560     10,317                                10,317
Eaton Vance Float Rate Inc Trust        COM      278279104    1,289     73,000                                73,000
Eaton Vance Limited Term Duration       COM      27828H105      468     27,235                                27,235
Eaton Vance Senior Floating Rate F      COM      27828Q105      685     38,950                                38,950
Ebay, Inc.                              COM      278642103    1,408     34,171                                34,171
Encana Corp                             COM      292505104    5,929    101,685                               101,685
Engineered Support Sys                  COM      292866100      522     12,731                                12,731
Expeditors Intl Wash Inc.               COM      302130109    3,338     58,796                                58,796
Exxon Mobil Corp                        COM      30231G102    4,046     63,672                                63,672
FLIR Systems Inc                        COM      302445101    2,876     97,264                                97,264
Forward Air Corporation                 COM      349853101    3,813    103,509                               103,509
Gabelli Dividend & Inc Trust            COM      36242H104      533     28,875                                28,875
General Electric                        COM      369604103    1,220     36,224                                36,224
Gilead Sciences Inc.                    COM      375558103    3,155     64,700                                64,700
Global Income Fund Inc                  COM      37934Y108       42     10,100                                10,100
Google Inc - CL A                      CL A      38259P508    4,431     14,002                                14,002
GPC Biotech AG                     SPONSORED ADR 38386P108      188     15,236                                15,236
Harris Corp                             COM      413875105    4,508    107,847                               107,847
ITT Industries Inc                      COM      450911102    3,274     28,819                                28,819
Imperial Oil LTD                      COM NEW    453038408    6,352     55,204                                55,204
Intuitive Surgical Inc                COM NEW    46120E602    2,535     34,590                                34,590
Intl. Emerging Mkt. I-Share       MSCI EMERG MKT 464287234    9,262    109,114                               109,114
I-Shares GS Top Corp Bonds ETF     GS CORP BD FD 464287242      421      3,846                                 3,846
Ishares MSCI EAFE Index Fund       MSCI EAFE IDX 464287465    3,297     56,750                                56,750
Ishares Russell 3000 Index         RUSSELL 3000  464287689      207      2,905                                 2,905
Kinder Morgan Inc                       COM      49455P101    3,815     39,671                                39,671
Manulife Finl Corp                      COM      56501R106      267      5,000                                 5,000
Moodys Corp.                            COM      615369105    2,433     47,638                                47,638
Nortel Networks                         COM      656568102       40     12,328                                12,328
Oil Service Holders Trust         DEPOSITRY RCPT 678002106    1,091      8,800                                 8,800
Paychex                                 COM      704326107    1,656     44,637                                44,637
PepsiCo Inc.                            COM      713448108    2,547     44,920                                44,920
Pfizer                                  COM      717081103    2,155     86,311                                86,311
Pimco Floating Rate Inc Fund            COM      72201H108      432     23,305                                23,305
PIMCO Floating Rate Strat Fund          COM      72201J104      710     39,800                                39,800
Procter & Gamble                        COM      742718109      287      4,828                                 4,828
Respironics                             COM      761230101    2,181     51,717                                51,717
Rydex S&P Equal Weight ETF        S&P 500 EQ TRD 78355W106      244      1,500                                 1,500
Scientific Atlanta                      COM      808655104    1,638     43,670                                43,670
Southern Union Co. New                  COM      844030106    3,208    124,487                               124,487
Stericycle Inc                          COM      858912108    1,505     26,331                                26,331
Teva Pharmaceutical Industry-ADR        ADR      881624209    3,086     92,325                                92,325
Texas Instruments                       COM      882508104    3,964    116,947                               116,947
United Parcel Cl B                     CL B      911312106    2,357     34,098                                34,098
United Health Group Inc.                COM      91324P102    3,714     66,077                                66,077
Van Kampen Sr Inc Trust                 COM      920961109      230     29,000                                29,000
Varian Medical Systems Inc              COM      92220P105    2,805     70,983                                70,983
Verizon Communications                  COM      92343V104      327     10,018                                10,018
Wrigley Wm Jr                           COM      982526105    1,979     27,532                                27,532
Wyeth                                   COM      983024100      479     10,347                                10,347
Zimmer Holdings                         COM      98956P102    1,965     28,530                                28,530

                                                            147,016  2,890,466                             2,890,466